Long-Term Debt - Additional Information (Detail) ₨ in Millions, $ in Millions		12 Months Ended
		Mar. 31, 2024 INR (₨)	Mar. 31, 2023 INR (₨)	Mar. 31, 2024 USD ($)
Debt Instrument [Line Items]
Subordinated debt, debt raised during the year		₨ 20,000.0	₨ 200,000.0
Other long term debt, debt raised during the year		1,132,275.2	792,933.1
Perpetual debt, debt raised during the year		3,500.0	30,000.0
Other long-term debt	[1]	6,244,131.6	1,681,587.2	$ 74,923.6
Foreign currency borrowings
Debt Instrument [Line Items]
Other long-term debt		693,914.0	157,092.6
Functional currency borrowings
Debt Instrument [Line Items]
Other long-term debt		₨ 5,550,217.6	₨ 1,524,494.6

[1]	Includes securities sold under repurchase agreements amounting to Rs. 90,200.0 million with a stated interest rate of 4.2% per annum for fiscal year ended March 31, 2023 and nil for the fiscal year ended March 31, 2024, under RBI long-term repo operation with a three-year maturity period. Increase in outstanding balance of Long-term debt – other as of March 31, 2024 is essentially on account of the Transaction (Refer note 3).